Equity (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Oct. 21, 2025	May 21, 2024	Apr. 30, 2024	Mar. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Apr. 30, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accounts payable and other liabilities					$ 417,000
Proceeds from issuance of common stock					1,254,000	$ 600,000	$ 1,600,000	$ 3,529,000
Issuance of shares					$ 1,523,000	$ 640,000	2,199,000	3,607,000
Net proceeds from private placement							$ 3,645,000	$ 3,585,000
Shares of common stock							20,196
[custom:CommitmentFeeUnpaid]							$ 1,478
Earn-out payments		$ 8,000,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares			950,000				64,280	37,000
Issuance of shares	$ 15,800,000
Common stock, shares authorized					285,000,000		285,000,000	285,000,000
Net proceeds from private placement								$ 192,000
Shares of common stock									68,276
Other Commitment								$ 1,500,000
[custom:CashFromAggregatePurchasePrice]								30.00%
Common Class A [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock								40,700
Share price								$ 11.80
Warrants exercisable term								5 years
Common Class A [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares				950,000				3,636
Gross proceeds								$ 73,000
Earn-out payments								$ 1,577,000
Common Class A [Member] | Unaffiliated Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares						52,173
Proceeds from issuance of common stock						$ 600,000
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of shares						12,500
Common stock, shares authorized					5,000,000		5,000,000	5,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued							157,446	48,217
Net proceeds from private placement							$ 1,600,000	$ 3,286,000
Share price							$ 9.60	$ 0.10
Common Stock [Member] | April 2025 Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares							385,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock							50,004	2,741
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares issued					0		0
Preferred stock shares outstanding					0		0
Preferred stock, shares authorized							10,000,000
Preferred Stock [Member] | Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value							$ 0.00001
Preferred Stock [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares
Convertible preferred stock conversion							225,490
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for settlement of accounts payable and other liabilities					50,295
Purchase of shares					226,450	56,174	205,821	43,783
Issuance of shares
Common Stock [Member] | Common Class A [Member] | At the Market Offering Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares					191,449
Proceeds from issuance of common stock					$ 1,254,000
Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares
Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable term							3 years	1 year